BLACKROCK FUNDSSM
BlackRock Science & Technology Opportunities Portfolio
(the “Fund”)

Supplement dated September 6, 2011
to the Prospectus dated January 28, 2011, as amended May 16, 2011

The following changes are made to the Fund’s Prospectus:

The section in the Prospectus captioned “Fund Overview — Key Facts About BlackRock Science & Technology Opportunities Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Thomas Callan, CFA	2000	Managing Director of BlackRock, Inc.

Jean Rosenbaum, CFA	2000	Managing Director of BlackRock, Inc.

Erin Xie, PhD	2005	Managing Director of BlackRock, Inc.

Paul Ma, CFA	2011	Director of BlackRock, Inc.

The section in the Prospectus captioned “Details About the Funds — How Each Fund Invests — Science & Technology Opportunities — About the Portfolio Management Team of Science & Technology Opportunities” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF
SCIENCE & TECHNOLOGY OPPORTUNITIES

Science & Technology Opportunities is managed by a team of financial professionals. Thomas Callan, CFA, Jean Rosenbaum, CFA, Erin Xie, PhD and Paul Ma, CFA are the portfolio managers and are primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information —Science & Technology Opportunities” is deleted in its entirety and replaced with the following:

Science & Technology Opportunities is managed by a team of financial professionals. Information about Thomas Callan, CFA, Jean Rosenbaum, CFA, Erin Xie, PhD and Paul Ma, CFA, the portfolio managers, is provided below:

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas Callan, CFA	Jointly and primarily responsible for the day-to-	2000	Managing Director of BlackRock, Inc. since
	day management of the Fund’s portfolio, including		1998; Head of BlackRock’s Global
	setting the Fund’s overall investment strategy and		Opportunities equity team.
overseeing the management of the Fund.

Jean Rosenbaum, CFA	Jointly and primarily responsible for the day-to-day	2000	Managing Director of BlackRock, Inc. since
	management of the Fund’s portfolio, including		2006; Director of BlackRock, Inc. from
	setting the Fund’s overall investment strategy and		2002 to 2005.
overseeing the management of the Fund.

Erin Xie, PhD	Jointly and primarily responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund’s portfolio, including		2006; Director of BlackRock, Inc. in 2005;
	setting the Fund’s overall investment strategy and		Senior Vice President of State Street Research
	overseeing the management of the Fund.		& Management from 2001 to 2005.

Paul Ma, CFA	Jointly and primarily responsible for the day-to-day	2011	Director of BlackRock, Inc. since 2011;
	management of the Fund’s portfolio, including		Portfolio Manager at Mclean & Partners
	setting the Fund’s overall investment strategy and		from 2009 to 2011; Portfolio Manager at
	overseeing the management of the Fund.		SunAmerica Asset Management from 2005
to 2008.

Shareholders should retain this Supplement for future reference.

ALLPR-S&T-0811SUPR